Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 2,484,027
Due from one year to five years	8,156,136
Due from five years to ten years	6,548,526
Due after ten years	5,550,759
Held-to-maturity debt securities, Amortized cost	22,739,448	¥ 24,843,962
Held-to-maturity debt securities, Fair value:
Due in one year or less	2,481,938
Due from one year to five years	8,089,148
Due from five years to ten years	6,475,490
Due after ten years	5,502,057
Held-to-maturity debt securities, Fair value	22,548,633	24,557,514
Available-for-sale debt securities, Fair value:
Due in one year or less	16,621,054
Due from one year to five years	5,235,427
Due from five years to ten years	2,182,338
Due after ten years	2,924,007
Available-for-sale debt securities, Fair value	¥ 26,962,826	¥ 31,422,967